Financial Instruments - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 4,820,649	¥ 4,801,964
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	277,000	40,000	¥ (2)
Proceeds from issuance of bonds		75,000
Proceeds from long-term loans	100,000
Repayments of long-term loans	(100,351)	(75,181)
Repayments of bonds	(220,550)	(281,489)
Proceeds from the settlement of cross currency interest rate swaps related to bonds	60,063	0	0
Repayments of lease liabilities	(54,586)	(43,401)
Interest paid	(20,826)	(16,580)
Non-cash items
Foreign exchange movement	455,336	301,723
Change in fair value	(114,386)	(32,358)
New, amended and terminated leases	136,705	25,341
Others	28,970	25,632
Ending balance	5,368,024	4,820,649	4,801,964
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,658,314	3,637,355
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	277,000	40,000
Repayments of bonds	(220,550)	(281,489)
Non-cash items
Foreign exchange movement	369,442	253,390
Others	8,673	9,058
Ending balance	4,092,879	3,658,314	3,637,355
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	723,772	707,770
Cash flows from financing activities
Proceeds from issuance of bonds		75,000
Proceeds from long-term loans	100,000
Repayments of long-term loans	(100,351)	(75,181)
Non-cash items
Foreign exchange movement	27,686	16,135
Others	(485)	48
Ending balance		723,772	707,770
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	256	285
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	0
Non-cash items
Foreign exchange movement	39	25
Others	(44)	(54)
Ending balance		256	285
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	479,351	465,238
Cash flows from financing activities
Repayments of lease liabilities	(54,586)	(43,401)
Interest paid	(20,826)	(16,580)
Non-cash items
Foreign exchange movement	58,169	32,173
New, amended and terminated leases	136,705	25,341
Others	20,826	16,580
Ending balance	619,639	479,351	465,238
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(55,223)	(22,749)
Cash flows from financing activities
Proceeds from the settlement of cross currency interest rate swaps related to bonds	60,063
Non-cash items
Change in fair value	(100,207)	(32,474)
Ending balance	(95,368)	(55,223)	(22,749)
Derivative liabilities used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,179	14,063
Cash flows from financing activities
Repayments of bonds		0
Non-cash items
Change in fair value	(14,179)	116
Ending balance	¥ 0	¥ 14,179	¥ 14,063